Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current tax provision	$ 820,886	$ 2,024,388	$ 1,945,499
Current tax recovery		(4,974,763)
Deferred tax provision (recovery)	(1,471,938)	11,526	56,968
Total	$ (651,052)	$ (2,938,849)	$ 2,002,467